STATEMENT OF INVESTMENTS
BNY Mellon Global Dynamic Bond Income Fund

July 31, 2024 (Unaudited)

Description	Coupon Rate (%)		Maturity Date	Principal Amount ($)	[a]	Value ($)
Bonds and Notes - 91.2%
Australia - 8.5%
Australia, Sr. Unscd. Bonds	AUD	2.00	8/21/2035	976,477	[b]	655,974
Australia, Sr. Unscd. Bonds, Ser. 150	AUD	3.00	3/21/2047	4,220,000		2,144,889
Australia, Sr. Unscd. Bonds, Ser. 156	AUD	2.75	5/21/2041	4,600,000		2,409,646
Queensland Treasury Corp., Govt. Gtd. Bonds	AUD	4.50	8/22/2035	1,560,000	[c]	976,371
Queensland Treasury Corp., Govt. Gtd. Notes	AUD	5.25	7/21/2036	1,467,000	[c]	970,605
Treasury Corp. of Victoria, Govt. Gtd. Notes	AUD	5.25	9/15/2038	1,580,000		1,023,108
					8,180,593
Benin - .4%
Benin, Sr. Unscd. Notes	EUR	4.88	1/19/2032	440,000		406,315
British Virgin - .0%
Greenland Global Investment Ltd., Gtd. Notes		7.13	4/22/2029	387,179	[d]	45,494
Canada - 2.1%
Air Canada, Sr. Scd. Notes		3.88	8/15/2026	500,000	[c]	481,324
Canada, Bonds	CAD	4.00	12/1/2031	1,530,482	[b]	1,315,916
First Quantum Minerals Ltd., Scd. Notes		9.38	3/1/2029	200,000	[c]	210,599
					2,007,839
Cayman Islands - .0%
KWG Group Holdings Ltd., Sr. Scd. Bonds		7.88	8/30/2024	260,000	[e]	17,040
Shimao Group Holdings Ltd., Sr. Scd. Bonds		4.75	7/3/2022	465,000	[e]	26,737
					43,777
Colombia - 1.7%
Colombia, Bonds	COP	7.00	6/30/2032	4,939,700,000		996,207
Colombia, Sr. Unscd. Notes		7.50	2/2/2034	600,000		610,110
					1,606,317
Denmark - 1.4%
Novo Nordisk Finance Netherlands BV, Gtd. Notes	EUR	3.38	5/21/2034	506,000		556,208
Orsted AS, Gtd. Notes	EUR	3.25	9/13/2031	644,000		691,941
Orsted AS, Jr. Sub. Notes	EUR	5.13	12/14/2029	106,000		116,860
					1,365,009
France - 1.3%
Electricite de France SA, Jr. Sub. Notes	GBP	6.00	1/29/2026	300,000	[f]	381,246
Orange SA, Jr. Sub. Bonds	EUR	4.50	3/15/2031	300,000	[f]	327,032
Picard Groupe SAS, Sr. Scd. Bonds	EUR	6.38	7/1/2029	460,000		509,089
					1,217,367
Germany - 1.1%
CT Investment GmbH, Sr. Scd. Bonds	EUR	6.38	4/15/2030	440,000		486,297
Infineon Technologies AG, Jr. Sub. Bonds	EUR	3.63	4/1/2028	200,000	[f]	211,599
Mahle GmbH, Gtd. Notes	EUR	6.50	5/2/2031	362,000		399,594
					1,097,490
Greece - .9%
Hellenic Republic, Sr. Unscd. Notes	EUR	4.13	6/15/2054	749,000	[c]	828,197

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)		Maturity Date	Principal Amount ($)	[a]	Value ($)
Bonds and Notes - 91.2% (continued)
Guatemala - .7%
Guatemala, Sr. Unscd. Notes		4.38	6/5/2027	340,000		327,048
Guatemala, Sr. Unscd. Notes		4.50	5/3/2026	330,000	[g]	321,772
					648,820
India - .4%
Delhi International Airport Ltd., Sr. Scd. Bonds		6.13	10/31/2026	380,000		379,929
Indonesia - 5.6%
Indonesia, Bonds, Ser. FR81	IDR	6.50	6/15/2025	32,394,000,000		1,992,550
Indonesia, Bonds, Ser. FR91	IDR	6.38	4/15/2032	26,296,000,000		1,570,988
Indonesia Treasury Bond, Bonds, Ser. 101	IDR	6.88	4/15/2029	30,063,000,000		1,860,975
					5,424,513
Ireland - 1.6%
AIB Group PLC, Sr. Unscd. Notes	EUR	4.63	7/23/2029	708,000		801,286
Bank of Ireland Group PLC, Jr. Sub. Notes	EUR	7.50	11/19/2025	480,000	[f]	529,313
Virgin Media Vendor Financing Notes III DAC, Sr. Scd. Bonds	GBP	4.88	7/15/2028	150,000		176,297
					1,506,896
Italy - .2%
Cedacri Mergeco SpA, Sr. Scd. Notes, (3 Month EURIBOR +4.63%)	EUR	8.45	5/15/2028	204,000	[h]	220,627
Ivory Coast - .7%
Ivory Coast, Sr. Unscd. Bonds		8.25	1/30/2037	665,000		644,580
Japan - 3.0%
Japan (40 Year Issue), Bonds, Ser. 15	JPY	1.00	3/20/2062	111,450,000		496,470
Japan (40 Year Issue), Bonds, Ser. 9	JPY	0.40	3/20/2056	596,150,000		2,356,149
					2,852,619
Jersey - .3%
Aston Martin Capital Holdings Ltd., Sr. Scd. Bonds	GBP	10.38	3/31/2029	200,000		258,192
Luxembourg - 2.7%
AFE SA SICAV-RAIF, Sr. Scd. Notes, (3 Month EURIBOR +7.50%)	EUR	11.13	7/15/2030	200,000	[h]	131,060
Albion Financing 1 Sarl/Aggreko Holdings, Inc., Sr. Scd. Notes	EUR	5.25	10/15/2026	209,000		227,900
Altice Financing SA, Sr. Scd. Bonds	EUR	2.25	1/15/2025	570,000		604,946
B&M European Value Retail SA, Sr. Scd. Bonds	GBP	8.13	11/15/2030	160,000		219,297
CBRE Global Investors Open-Ended Funds SCA SICAV-SIF-Pan European Core Fund, Sr. Unscd. Notes	EUR	0.50	1/27/2028	614,000		596,405
CBRE Global Investors Open-Ended Funds SCA SICAV-SIF-Pan European Core Fund, Sr. Unscd. Notes	EUR	4.75	3/27/2034	288,000		327,757
Sani/Ikos Financial Holdings 1 Sarl, Sr. Scd. Bonds	EUR	7.25	7/31/2030	100,000		109,206
Summer BC Holdco B Sarl, Sr. Scd. Bonds	EUR	5.75	10/31/2026	370,000		398,678
					2,615,249

Description	Coupon Rate (%)		Maturity Date	Principal Amount ($)	[a]	Value ($)
Bonds and Notes - 91.2% (continued)
Malaysia - 1.9%
Malaysia, Bonds, Ser. 310	MYR	4.50	4/15/2030	3,820,000		868,887
Malaysia, Bonds, Ser. 419	MYR	3.83	7/5/2034	4,490,000		986,957
					1,855,844
Mexico - 1.5%
Mexico, Bonds, Ser. M	MXN	8.00	11/7/2047	33,200,000		1,462,195
Namibia - .4%
Namibia, Sr. Unscd. Notes		5.25	10/29/2025	410,000		404,863
Netherlands - 2.7%
American Medical Systems Europe BV, Gtd. Notes	EUR	3.50	3/8/2032	552,000		602,920
LKQ Dutch Bond BV, Gtd. Notes	EUR	4.13	3/13/2031	378,000		414,988
Telefonica Europe BV, Gtd. Notes	EUR	5.75	1/15/2032	400,000	[f]	446,374
United Group BV, Sr. Scd. Bonds, (3 Month EURIBOR +4.25%)	EUR	8.08	2/15/2031	280,000	[h]	305,150
Upfield BV, Sr. Scd. Bonds	EUR	6.88	7/2/2029	460,000		498,530
Ziggo BV, Sr. Scd. Notes		4.88	1/15/2030	390,000	[c]	355,514
					2,623,476
New Zealand - 5.1%
New Zealand, Bonds, Ser. 0940	NZD	2.54	9/20/2040	1,010,000		753,012
New Zealand, Bonds, Ser. 930	NZD	3.00	9/20/2030	820,000	[b]	674,018
New Zealand, Govt. Gtd. Bonds	NZD	3.50	4/14/2033	1,510,000		813,950
New Zealand, Unscd. Bonds, Ser. 437	NZD	2.75	4/15/2037	1,420,000		699,987
New Zealand, Unscd. Bonds, Ser. 541	NZD	1.75	5/15/2041	1,860,000		728,267
New Zealand, Unscd. Bonds, Ser. 554	NZD	5.00	5/15/2054	2,000,000		1,227,938
					4,897,172
Norway - .5%
Norway, Sr. Unscd. Notes, Ser. 482	NOK	1.38	8/19/2030	5,770,000	[c]	471,466
Oman - .9%
Oman, Sr. Unscd. Notes		4.88	2/1/2025	844,000		841,285
Peru - 2.9%
Peru, Sr. Unscd. Bonds	PEN	6.15	8/12/2032	3,114,000		810,045
Peru, Sr. Unscd. Notes	PEN	5.40	8/12/2034	8,260,000		1,971,326
					2,781,371
South Africa - 1.3%
South Africa, Sr. Unscd. Bonds, Ser. 2032	ZAR	8.25	3/31/2032	26,460,000		1,306,692
Spain - 5.0%
Banco Bilbao Vizcaya Argentaria SA, Jr. Sub. Notes	EUR	6.00	1/15/2026	600,000	[f]	652,962
Banco Santander SA, Sr. Notes	GBP	5.38	1/17/2031	300,000		395,116
Kaixo Bondco Telecom SA, Sr. Scd. Notes	EUR	5.13	9/30/2029	460,000		497,529
Spain, Sr. Unscd. Bonds	EUR	3.45	7/30/2043	1,860,000	[c]	1,977,661
Spain, Sr. Unscd. Bonds	EUR	4.00	10/31/2054	1,170,000	[c]	1,317,228
					4,840,496
Supranational - 4.3%
Asian Development Bank, Sr. Unscd. Notes		4.00	1/12/2033	1,380,000		1,364,950

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)		Maturity Date	Principal Amount ($)	[a]	Value ($)
Bonds and Notes - 91.2% (continued)
Supranational - 4.3% (continued)
Clarios Global LP/Clarios US Finance Co., Sr. Scd. Bonds	EUR	4.38	5/15/2026	330,000		357,043
European Union, Sr. Unscd. Notes	EUR	3.00	12/4/2034	169,020		184,768
European Union, Sr. Unscd. Notes	EUR	3.38	10/5/2054	970,000		1,051,211
International Finance Corp., Sr. Unscd. Notes	INR	6.30	11/25/2024	97,070,000		1,157,245
					4,115,217
Sweden - .4%
Sveafastigheter AB, Sr. Unscd. Bonds	EUR	4.75	1/29/2027	100,000		99,838
Verisure Holding AB, Sr. Scd. Bonds	EUR	3.25	2/15/2027	324,000		340,145
					439,983
Switzerland - .7%
UBS Group AG, Jr. Sub. Notes		9.25	11/13/2028	590,000	[f]	643,820
Tajikistan - .6%
Tajikistan, Sr. Unscd. Notes		7.13	9/14/2027	575,000		554,560
Tunisia - .5%
Tunisian, Sr. Unscd. Notes		5.75	1/30/2025	460,000		443,560
United Arab Emirates - .5%
MDGH GMTN RSC Ltd., Gtd. Notes		5.50	4/28/2033	431,000		446,679
United Kingdom - 12.8%
AGPS Bondco PLC, Gtd. Notes	EUR	5.00	4/27/2027	200,000		69,423
Carnival PLC, Gtd. Notes	EUR	1.00	10/28/2029	560,000		504,681
Deuce Finco PLC, Sr. Scd. Bonds	GBP	5.50	6/15/2027	306,000		377,948
Direct Line Insurance Group PLC, Jr. Sub. Bonds	GBP	4.75	12/7/2027	260,000	[f]	286,158
Heathrow Finance PLC, Sr. Scd. Notes	GBP	5.75	3/3/2025	136,000		174,205
HSBC Holdings PLC, Jr. Sub. Bonds	GBP	5.88	9/28/2026	640,000	[f]	800,065
Iceland Bondco PLC, Sr. Scd. Bonds	GBP	10.88	12/15/2027	190,000		260,545
INEOS Quattro Finance 2 PLC, Sr. Scd. Bonds	EUR	2.50	1/15/2026	460,000		484,960
Jerrold Finco PLC, Sr. Scd. Bonds	GBP	5.25	1/15/2027	165,000		206,945
Jerrold Finco PLC, Sr. Scd. Notes	GBP	7.88	4/15/2030	239,000		309,184
Mobico Group PLC, Gtd. Notes	GBP	2.38	11/20/2028	774,000		875,068
Mobico Group PLC, Jr. Sub. Notes	GBP	4.25	11/26/2025	260,000	[f]	305,256
Motability Operations Group PLC, Sr. Unscd. Notes	GBP	5.63	1/24/2054	279,000		368,462
NGG Finance PLC, Gtd. Notes	GBP	5.63	6/18/2073	300,000		384,730
Ocado Group PLC, Gtd. Notes	GBP	3.88	10/8/2026	294,000		351,023
Tesco PLC, Sr. Unscd. Notes, (6 Month UK Retail Price Index FLAT)	GBP	6.59	11/5/2025	160,000	[h]	408,291
Tesco Property Finance 3 PLC, Sr. Scd. Bonds	GBP	5.74	4/13/2040	362,612		473,342
The UNITE Group PLC, Sr. Unscd. Notes	GBP	5.63	6/25/2032	364,000		479,052
Tritax Big Box REIT PLC, Sr. Unscd. Notes	GBP	1.50	11/27/2033	519,000		486,544
Tritax EuroBox PLC, Gtd. Notes	EUR	0.95	6/2/2026	476,000		490,576
United Kingdom Gilt, Bonds	GBP	4.25	12/7/2049	1,420,000		1,750,636
United Kingdom Gilt, Bonds	GBP	4.38	7/31/2054	1,260,000		1,574,601
Vmed O2 UK Financing I PLC, Sr. Scd. Bonds	GBP	4.00	1/31/2029	230,000		260,097
Vodafone Group PLC, Jr. Sub. Bonds	GBP	4.88	10/3/2078	100,000		126,900

Description	Coupon Rate (%)		Maturity Date	Principal Amount ($)	[a]	Value ($)
Bonds and Notes - 91.2% (continued)
United Kingdom - 12.8% (continued)
Vodafone Group PLC, Jr. Sub. Notes		3.25	6/4/2081	260,000		245,669
Zegona Finance PLC, Sr. Scd. Bonds	EUR	6.75	7/15/2029	260,000		287,189
					12,341,550
United States - 15.4%
Amgen, Inc., Sr. Unscd. Notes		3.35	2/22/2032	700,000		635,932
Ascent Resources Utica Holdings LLC/ARU Finance Corp., Sr. Unscd. Notes		5.88	6/30/2029	480,000	[c]	471,135
Autoliv, Inc., Sr. Unscd. Notes	EUR	3.63	8/7/2029	337,000		366,780
Becton, Dickinson and Co., Gtd. Notes	EUR	3.83	6/7/2032	730,000		806,628
Chesapeake Energy Corp., Gtd. Notes		6.75	4/15/2029	461,000	[c]	466,204
Civitas Resources, Inc., Gtd. Notes		8.38	7/1/2028	260,000	[c]	273,302
Constellation Energy Generation LLC, Sr. Unscd. Notes		6.25	10/1/2039	280,000		300,579
Diamond Sports Group LLC/Diamond Sports Finance Co., Scd. Notes		5.38	8/15/2026	620,000	[c,e]	12,788
Helios Software Holdings, Inc./ION Corporate Solutions Finance SARL, Sr. Scd. Bonds	EUR	7.88	5/1/2029	270,000		297,121
IHG Finance LLC, Gtd. Notes	EUR	4.38	11/28/2029	760,000		855,924
JPMorgan Chase & Co., Sr. Unscd. Notes		5.35	6/1/2034	820,000		835,265
Kraft Heinz Foods Co., Gtd. Notes		4.38	6/1/2046	550,000		462,310
Lowe's Cos., Inc., Sr. Unscd. Notes		3.00	10/15/2050	462,000		298,415
Medline Borrower LP, Sr. Unscd. Notes		5.25	10/1/2029	122,000	[c]	118,010
Medtronic, Inc., Gtd. Notes		4.63	3/15/2045	640,000		593,020
Metropolitan Life Global Funding I, Sr. Scd. Notes, (3 Month SOFR Index +0.91%)		6.31	3/21/2025	373,000	[c,h]	374,593
Netflix, Inc., Sr. Unscd. Notes	EUR	3.63	6/15/2030	662,000		730,189
Oracle Corp., Sr. Unscd. Notes		4.00	11/15/2047	530,000		414,059
Potomac Electric Power Co., First Mortgage Bonds		5.20	3/15/2034	752,000		772,684
Ray Financing LLC, Sr. Scd. Bonds	EUR	6.50	7/15/2031	152,000		168,100
Southwestern Energy Co., Gtd. Notes		4.75	2/1/2032	310,000		289,886
Trimble, Inc., Sr. Unscd. Notes		6.10	3/15/2033	750,000		790,175
U.S. Treasury Inflation Indexed Notes		0.13	1/15/2031	3,290,098	[b]	2,963,904
Venture Global Calcasieu Pass LLC, Sr. Scd. Notes		6.25	1/15/2030	280,000	[c]	287,736
Warnermedia Holdings, Inc., Gtd. Notes		3.79	3/15/2025	520,000		513,538
Welltower OP LLC, Gtd. Notes	GBP	4.80	11/20/2028	420,000		535,738
Windstream Escrow LLC/Windstream Escrow Finance Corp., Sr. Scd. Notes		7.75	8/15/2028	272,000	[c]	262,676
					14,896,691
Uruguay - 1.0%
Uruguay, Sr. Unscd. Notes	UYU	8.25	5/21/2031	42,437,333		984,588
Vietnam - .2%
Vietnam, Sr. Unscd. Bonds		4.80	11/19/2024	213,000		212,499
Total Bonds and Notes (cost $90,297,944)				87,913,830

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description /Number of Contracts	Exercise Price		Expiration Date	Notional Amount ($)		Value ($)
Options Purchased - .1%
Call Options - .1%
U.S Treasury 2 Year September Future, Contracts 343		103.00	8/23/2024	70,658,000		64,312
Put Options - .0%
U.S Treasury 5 Year September Future, Contracts 178		105.00	8/23/2024	18,690,000		1,391
U.S Treasury Bond September Future, Contracts 62		118.00	8/23/2024	7,316,000		25,188
					26,579
Total Options Purchased (cost $319,910)				90,891
				Shares
Exchange-Traded Funds - .6%
United States - .6%
SPDR Bloomberg Emerging Markets Local Bond ETF (cost $624,582)				30,232		612,803
Description	Coupon Rate (%)		Maturity Date	Principal Amount ($)	[a]	Value ($)
Short-Term Investments - 3.4%
Brazil - 3.4%
Brazil Letras do Tesouro Nacional, Treasury Bills (cost $3,846,335)	BRL	10.29	1/1/2028	27,000,000	[i]	3,245,650
Description	1-Day Yield (%)			Shares		Value ($)
Investment Companies - 1.3%
Registered Investment Companies - 1.3%
Dreyfus Institutional Preferred Government Plus Money Market Fund, Institutional Shares (cost $1,192,068)		5.44		1,192,068	[j]	1,192,068

Investment of Cash Collateral for Securities Loaned - .0%
Registered Investment Companies - .0%
Dreyfus Institutional Preferred Government Plus Money Market Fund, Institutional Shares (cost $7,272)		5.44		7,272	[j]	7,272
Total Investments (cost $96,288,111)				96.6%	93,062,514
Cash and Receivables (Net)				3.4%	3,308,875
Net Assets				100.0%	96,371,389

ETF—Exchange-Traded Fund

EURIBOR—Euro Interbank Offered Rate

REIT—Real Estate Investment Trust

SOFR—Secured Overnight Financing Rate

SPDR—Standard & Poor's Depository Receipt

AUD—Australian Dollar

BRL—Brazilian Real

CAD—Canadian Dollar

COP—Colombian Peso

EUR—Euro

GBP—British Pound

IDR—Indonesian Rupiah

INR—Indian Rupee

JPY—Japanese Yen

MXN—Mexican Peso

MYR—Malaysian Ringgit

NOK—Norwegian Krone

NZD—New Zealand Dollar

PEN—Peruvian Nuevo Sol

UYU—Uruguayan Peso

ZAR—South African Rand

a Amount stated in U.S. Dollars unless otherwise noted above.

b Principal amount for accrual purposes is periodically adjusted based on changes in the Consumer Price Index.

c Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At July 31, 2024, these securities were valued at $9,855,409 or 10.23% of net assets.

d Payment-in-kind security and interest may be paid in additional par.

e Non-income producing—security in default.

f Security is a perpetual bond with no specified maturity date. Maturity date shown is next reset date of the bond.

g Security, or portion thereof, on loan. At July 31, 2024, the value of the fund’s securities on loan was $7,020 and the value of the collateral was $7,272, consisting of cash collateral. In addition, the value of collateral may include pending sales that are also on loan.

h Variable rate security—interest rate resets periodically and rate shown is the interest rate in effect at period end. Security description also includes the reference rate and spread if published and available.

i Security is a discount security. Income is recognized through the accretion of discount.

j Investment in affiliated issuer. The investment objective of this investment company is publicly available and can be found within the investment company’s prospectus.

Futures
Description	Number of Contracts	Expiration	Notional Value ($)	Market Value ($)	Unrealized Appreciation (Depreciation) ($)
Futures Long
Australian 10 Year Bond	77	9/16/2024	5,712,680[a]	5,804,913	92,233
U.S. Treasury 2 Year Notes	175	9/30/2024	35,649,026	35,939,258	290,232
U.S. Treasury 5 Year Notes	459	9/30/2024	48,852,666	49,521,799	669,133
U.S. Treasury Long Bond	100	9/19/2024	11,814,937	12,078,125	263,188
Futures Short
Australian 3 Year Bond	233	9/16/2024	16,079,714[a]	16,214,629	(134,915)
Canadian 10 Year Bond	25	9/18/2024	2,156,519[a]	2,226,125	(69,606)
Euro 30 Year Bond	8	9/6/2024	1,113,059[a]	1,166,579	(53,520)
Euro-Bobl	62	9/6/2024	7,746,533[a]	7,884,862	(138,329)
Euro-Bond	63	9/6/2024	8,871,703[a]	9,117,945	(246,242)
Long Gilt	29	9/26/2024	3,629,334[a]	3,699,016	(69,682)
Long Term French Government Future	61	9/6/2024	8,148,860[a]	8,309,591	(160,731)
U.S. Treasury 10 Year Notes	110	9/19/2024	12,008,463	12,299,375	(290,912)
U.S. Treasury Ultra Long Bond	70	9/19/2024	8,728,196	8,957,813	(229,617)
Gross Unrealized Appreciation				1,314,786
Gross Unrealized Depreciation				(1,393,554)

a Notional amounts in foreign currency have been converted to USD using relevant foreign exchange rates.

See notes to financial statements.

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Forward Foreign Currency Exchange Contracts
Counterparty/ Purchased Currency	Purchased Currency Amounts	Currency Sold	Sold Currency Amounts	Settlement Date	Unrealized Appreciation (Depreciation) ($)
Barclays Capital, Inc.
United States Dollar	1,767,417	Malaysian Ringgit	8,357,940	8/16/2024	(53,775)
Mexican Peso	42,381,960	United States Dollar	2,334,425	8/16/2024	(65,401)
British Pound	512,840	United States Dollar	651,736	8/16/2024	7,650
United States Dollar	1,862,299	British Pound	1,473,294	8/16/2024	(31,994)
United States Dollar	1,712,395	Mexican Peso	31,004,127	8/16/2024	52,512
Hungarian Forint	535,220,718	United States Dollar	1,495,548	8/16/2024	(26,347)
Czech Koruna	36,653,985	United States Dollar	1,600,890	8/16/2024	(39,578)
United States Dollar	1,575,252	Czech Koruna	36,654,281	8/16/2024	13,928
Euro	229,563	United States Dollar	248,715	8/16/2024	(83)
United States Dollar	165,971	Euro	152,000	8/16/2024	1,344
United States Dollar	6,803,598	Indonesian Rupiah	109,643,377,947	8/16/2024	63,688
United States Dollar	4,321,349	Canadian Dollar	5,933,541	8/16/2024	21,696
CIBC World Markets Corp.
United States Dollar	1,291,823	South African Rand	23,579,044	8/16/2024	(983)
Japanese Yen	485,128,936	United States Dollar	3,141,420	8/16/2024	104,845
United States Dollar	233,256	Japanese Yen	35,708,631	8/16/2024	(5,690)
Mexican Peso	4,405,213	United States Dollar	241,616	8/16/2024	(5,772)
United States Dollar	481,446	Mexican Peso	8,095,707	8/16/2024	48,022
Australian Dollar	1,018,531	United States Dollar	679,773	8/16/2024	(13,419)
United States Dollar	266,390	Australian Dollar	404,077	8/16/2024	2,031
British Pound	307,907	United States Dollar	391,519	8/16/2024	4,373
United States Dollar	1,468,968	British Pound	1,155,810	8/16/2024	(17,119)
Swedish Krona	2,736,895	United States Dollar	256,908	8/16/2024	(1,134)
Hungarian Forint	546,384,599	United States Dollar	1,512,959	8/16/2024	(13,113)
United States Dollar	182,584	Hungarian Forint	64,987,145	8/16/2024	4,192
Swiss Franc	341,263	United States Dollar	383,506	8/16/2024	6,028
Euro	4,652,740	United States Dollar	5,049,378	8/16/2024	(10,133)
United States Dollar	3,030,452	Euro	2,817,182	8/16/2024	(20,754)
United States Dollar	7,407,300	New Zealand Dollar	12,366,529	8/16/2024	47,195
Canadian Dollar	3,195,979	United States Dollar	2,335,733	8/16/2024	(19,814)
United States Dollar	1,697,756	Brazilian Real	9,153,417	8/16/2024	82,173
Citigroup Global Markets, Inc.
United States Dollar	217,135	Australian Dollar	328,856	8/16/2024	1,988
Japanese Yen	25,393,278	United States Dollar	165,423	8/16/2024	4,497
United States Dollar	1,521,582	Brazilian Real	7,892,405	8/16/2024	128,569
United States Dollar	1,287,500	Mexican Peso	22,175,678	8/16/2024	100,270
United States Dollar	1,539,611	Peruvian Nuevo Sol	5,709,029	8/16/2024	12,364
United States Dollar	204,048	New Zealand Dollar	335,745	8/16/2024	4,225
HSBC Securities (USA), Inc.
Norwegian Krone	1,230,178	United States Dollar	115,622	8/16/2024	(2,825)
Euro	175,015	United States Dollar	190,501	8/16/2024	(948)
United States Dollar	97,740	Euro	89,956	8/16/2024	311
Turkish Lira	32,019,143	United States Dollar	928,391	8/16/2024	20,941

Forward Foreign Currency Exchange Contracts (continued)
Counterparty/ Purchased Currency	Purchased Currency Amounts	Currency Sold	Sold Currency Amounts	Settlement Date	Unrealized Appreciation (Depreciation) ($)
J.P. Morgan Securities LLC
Japanese Yen	192,478,957	United States Dollar	1,234,431	8/16/2024	53,552
United States Dollar	712,932	British Pound	570,254	8/16/2024	(20,274)
Colombian Peso	1,487,483,726	United States Dollar	375,732	8/16/2024	(9,360)
United States Dollar	1,503,313	Hungarian Forint	546,251,533	8/16/2024	3,833
Mexican Peso	8,685,117	United States Dollar	517,097	8/16/2024	(52,118)
United States Dollar	3,238,296	Euro	2,988,849	8/16/2024	1,162
RBS Securities, Inc.
British Pound	1,432,853	United States Dollar	1,817,111	8/16/2024	25,185
United States Dollar	647,306	British Pound	510,757	8/16/2024	(9,402)
Norwegian Krone	2,358,568	United States Dollar	223,745	8/16/2024	(7,485)
United States Dollar	787,442	Norwegian Krone	8,600,650	8/16/2024	(1,162)
Euro	1,292,535	United States Dollar	1,397,654	8/16/2024	2,252
United States Dollar	3,507,122	Euro	3,238,531	8/16/2024	(435)
Australian Dollar	938,805	United States Dollar	627,267	8/16/2024	(13,072)
New Zealand Dollar	287,546	United States Dollar	173,855	8/16/2024	(2,718)
United States Dollar	578,857	Japanese Yen	89,613,466	8/16/2024	(20,796)
State Street Bank & Trust Company
Colombian Peso	1,416,448,491	United States Dollar	357,418	8/16/2024	(8,542)
United States Dollar	296,678	Colombian Peso	1,226,316,436	8/16/2024	(5,368)
New Zealand Dollar	4,120,256	United States Dollar	2,454,781	8/16/2024	(2,556)
United States Dollar	1,507,116	Colombian Peso	5,981,820,470	8/16/2024	33,774
Swedish Krona	14,388,584	United States Dollar	1,361,498	8/16/2024	(16,826)
United States Dollar	2,241,882	Swedish Krona	24,366,565	8/16/2024	(35,274)
South Korean Won	2,010,817,678	United States Dollar	1,486,555	8/16/2024	(24,567)
United States Dollar	1,476,559	South Korean Won	2,010,670,295	8/16/2024	14,679
Australian Dollar	1,198,387	United States Dollar	795,069	8/16/2024	(11,048)
United States Dollar	7,702,959	Australian Dollar	11,680,757	8/16/2024	61,052
Philippine Peso	85,002,056	United States Dollar	1,475,987	8/16/2024	(20,419)
United States Dollar	1,452,670	Philippine Peso	85,008,928	8/16/2024	(3,015)
United States Dollar	1,151,688	Mexican Peso	22,003,574	8/16/2024	(26,328)
United States Dollar	2,043,716	Singapore Dollar	2,746,903	8/16/2024	(13,153)
British Pound	1,411,327	United States Dollar	1,789,516	8/16/2024	25,102
United States Dollar	1,321,430	British Pound	1,033,676	8/16/2024	(7,623)
Euro	3,164,573	United States Dollar	3,452,392	8/16/2024	(24,937)
United States Dollar	28,125,609	Euro	26,068,421	8/16/2024	(108,326)
Polish Zloty	5,100,181	United States Dollar	1,271,738	8/16/2024	14,751
United States Dollar	4,109,606	Swiss Franc	3,676,257	8/16/2024	(86,650)
Indonesian Rupiah	20,267,988,240	United States Dollar	1,242,311	8/16/2024	3,587
United States Dollar	1,285,497	Peruvian Nuevo Sol	4,825,892	8/16/2024	(5,498)
United States Dollar	1,264,504	Hungarian Forint	470,408,145	8/16/2024	(26,784)
Brazilian Real	2,418,479	United States Dollar	470,487	8/16/2024	(43,624)
United States Dollar	663,410	Brazilian Real	3,572,663	8/16/2024	32,833
United States Dollar	420,818	Indian Rupee	35,161,164	8/16/2024	1,082

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Forward Foreign Currency Exchange Contracts (continued)
Counterparty/ Purchased Currency	Purchased Currency Amounts	Currency Sold	Sold Currency Amounts	Settlement Date	Unrealized Appreciation (Depreciation) ($)
State Street Bank & Trust Company (continued)
Japanese Yen	855,700,825	United States Dollar	5,565,571	8/16/2024	160,395
United States Dollar	5,880,701	Japanese Yen	900,340,665	8/16/2024	(143,975)
UBS Securities LLC
United States Dollar	1,296,401	Polish Zloty	5,100,041	8/16/2024	9,947
Euro	2,488,046	United States Dollar	2,680,898	8/16/2024	13,830
United States Dollar	900,684	Euro	831,051	8/16/2024	597
Canadian Dollar	861,231	United States Dollar	631,610	8/16/2024	(7,532)
United States Dollar	1,315,551	Czech Koruna	29,949,841	8/16/2024	39,809
Indian Rupee	213,751,142	United States Dollar	2,550,015	8/16/2024	1,638
United States Dollar	2,163,780	Australian Dollar	3,248,519	8/16/2024	38,500
British Pound	2,549,254	United States Dollar	3,247,141	8/16/2024	30,571
United States Dollar	14,290,769	British Pound	11,427,859	8/16/2024	(402,640)
Gross Unrealized Appreciation					1,300,973
Gross Unrealized Depreciation					(1,490,389)

See notes to financial statements.

STATEMENT OF INVESTMENTS
BNY Mellon Global Dynamic Bond Income Fund

July 31, 2024 (Unaudited)

The following is a summary of the inputs used as of July 31, 2024 in valuing the fund’s investments:

	Level 1-Unadjusted Quoted Prices	Level 2- Other Significant Observable Inputs	Level 3-Significant Unobservable Inputs	Total
Assets ($)
Investments in Securities:†
Corporate Bonds	-	38,969,856	-	38,969,856
Exchange-Traded Funds	612,803	-	-	612,803
Foreign Governmental	-	49,225,720	-	49,225,720
Investment Companies	1,199,340	-	-	1,199,340
U.S. Treasury Securities	-	2,963,904	-	2,963,904
Other Financial Instruments:
Forward Foreign Currency Exchange Contracts††	-	1,300,973	-	1,300,973
Futures††	1,314,786	-	-	1,314,786
Options Purchased	90,891	-	-	90,891
Liabilities ($)
Other Financial Instruments:
Forward Foreign Currency Exchange Contracts††	-	(1,490,389)	-	(1,490,389)
Futures††	(1,393,554)	-	-	(1,393,554)

† See Statement of Investments for additional detailed categorizations, if any.

†† Amount shown represents unrealized appreciation (depreciation) at period end.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the SEC under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund is an investment company and applies the accounting and reporting guidance of the FASB ASC Topic 946 Financial Services-Investment Companies. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

The Company’s Board of Directors (the “Board”) has designated the Adviser as the fund’s valuation designee to make all fair value determinations with respect to the fund’s portfolio investments, subject to the Board’s oversight and pursuant to Rule 2a-5 under the Act.

Investments in debt securities excluding short-term investments (other than U.S. Treasury Bills)are valued each business day by one or more independent pricing services (each, a “Service”) approved by the Board. Investments for which quoted bid prices are readily available and are representative of the bid side of the market in the judgment of a Service are valued at the mean between the quoted bid prices (as obtained by a Service from dealers in such securities) and asked prices (as calculated by a Service based upon its evaluation of the market for such securities). Securities are valued as determined by a Service, based on methods which include consideration of the following: yields or prices of securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. The Services are engaged under the general supervision of the Board. These securities are generally categorized within Level 2 of the fair value hierarchy.

Investments in equity securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. For open short positions, asked prices are used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value. All of the preceding securities are generally categorized within Level 1 of the fair value hierarchy.

Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices. U.S. Treasury Bills are valued at the mean price between quoted bid prices and asked prices by an independent pricing service (the “Service”) approved by the Board. These securities are generally categorized within Level 2 of the fair value hierarchy.

Fair valuing of securities may be determined with the assistance of a Service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant American Depository Receipts and futures. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to accurately reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For securities where observable inputs are limited, assumptions about market activity and risk are used and such securities are generally categorized within Level 3 of the fair value hierarchy.

Investments denominated in foreign currencies are translated to U.S. dollars at the prevailing rates of exchange.

Financial futures and options, which are traded on an exchange, are valued at the last sales price on the securities exchange on which such securities are primarily traded or at the last sales price on the national securities market on each business day and are generally categorized within Level 1 of the fair value hierarchy. Options traded over-the-counter (“OTC”) are valued at the mean between the bid and asked price and are generally categorized within Level 2 of the fair value hierarchy. Investments in swap transactions are valued each business day by the Service. Swaps are valued by the Service by using a swap pricing model which incorporates among other factors, default probabilities, recovery rates, credit curves of the underlying issuer and swap spreads on interest rates and are generally categorized within Level 2 of the fair value hierarchy. Forward contracts are valued at the forward rate and are generally categorized within Level 2 of the fair value hierarchy.

Pursuant to a securities lending agreement with The Bank of New York Mellon, a subsidiary of BNY Mellon and an affiliate of BNY Mellon Investment Adviser, Inc., the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by BNY Mellon Investment Adviser Inc., or U.S. Government and Agency securities. The fund is entitled to receive all dividends, interest and distributions on securities loaned, in addition to income earned as a result of the lending transaction. Should a borrower fail to return the securities in a timely manner, The Bank of New York Mellon is required to replace the securities for the benefit of the fund or credit the fund with the market value of the unreturned securities and is subrogated to the fund’s rights against the borrower and the collateral. Additionally, the contractual maturity of security lending transactions are on an overnight and continuous basis.

Derivatives: A derivative is a financial instrument whose performance is derived from the performance of another asset. Each type of derivative instrument that was held by the fund at July 31, 2024 is discussed below.

Futures: In the normal course of pursuing its investment objective, the fund is exposed to market risk, including interest rate risk as a result of changes in value of underlying financial instruments. The fund invests in futures in order to manage its exposure to or protect against changes in the market. A futures contract represents a commitment for the future purchase or a sale of an asset at a specified date. Upon entering into such contracts, these investments require initial margin deposits with a counterparty, which consist of cash or cash equivalents. The amount of these deposits is determined by the exchange or Board of Trade on which the contract is traded and is subject to change. Accordingly, variation margin payments are received or made to reflect daily unrealized gains or losses which are recorded in the Statement of Operations. When the contracts are closed, the fund recognizes a realized gain or loss which is reflected in the Statement of Operations. There is minimal counterparty credit risk to the fund with futures since they are exchange traded, and the exchange guarantees the futures against default.

Options Transactions: The fund purchases and writes (sells) put and call options to hedge against changes in the values of interest rates, foreign currencies, or as a substitute for an investment. The fund is subject to market risk interest rate risk and currency risk in the course of pursuing its investment objectives through its investments in options contracts. A call option gives the purchaser of the option the right (but not the obligation) to buy, and obligates the writer to sell, the underlying financial instrument at the exercise price at any time during the option period, or at a specified date. Conversely, a put option gives the purchaser of the option the right (but not the obligation) to sell, and obligates the writer to buy the underlying financial instrument at the exercise price at any time during the option period, or at a specified date.

As a writer of call options, the fund receives a premium at the outset and then bears the market risk of unfavorable changes in the price of the financial instrument underlying the option. Generally, the fund realizes a gain, to the extent of the premium, if the price of the underlying financial instrument decreases between the date the option is written and the date on which the option is terminated. Generally, the fund incurs a loss if the price of the financial instrument increases between those dates. The maximum payout for those contracts is limited to the number of call option contracts written and the related strike prices, respectively.

As a writer of put options, the fund receives a premium at the outset and then bears the market risk of unfavorable changes in the price of the financial instrument underlying the option. Generally, the fund realizes a gain, to the extent of the premium, if the price of the underlying financial instrument increases between the date the option is written and the date on which the option is terminated. Generally, the fund incurs a loss if the price of the financial instrument decreases between those dates. The maximum payout for those contracts is limited to the number of put option contracts written and the related strike prices, respectively.

As a writer of an option, the fund has no control over whether the underlying financial instrument may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the financial instrument underlying the written option. There is a risk of loss from a change in value of such options which may exceed the related premiums received. The Statement of Operations reflects any unrealized gains or losses which occurred during the period as well as any realized gains or losses which occurred upon the expiration or closing of the option transaction.

Forward Foreign Currency Exchange Contracts: The fund enters into forward contracts in order to hedge its exposure to changes in foreign currency exchange rates on its foreign portfolio holdings, to settle foreign currency transactions or as a part of its investment strategy. When executing forward contracts, the fund is obligated to buy or sell a foreign currency at a specified rate on a certain date in the future. With respect to sales of forward contracts, the fund incurs a loss if the value of the contract increases between the date the forward contract is opened and the date the forward contract is closed. The fund realizes a gain if the value of the contract decreases between those dates. With respect to purchases of forward contracts, the fund incurs a loss if the value of the contract decreases between the date the forward contract is opened and the date the forward contract is closed. The fund realizes a gain if the value of the contract increases between those dates. Any realized or unrealized gains or losses which occurred during the period are reflected in the Statement of Operations. The fund is exposed to foreign currency risk as a result of changes in value of underlying financial instruments. The fund is also exposed to credit risk associated with counterparty non-performance on these forward contracts, which is generally limited to the unrealized gain on each open contract. This risk may be mitigated by Master Agreements, if any, between the fund and the counterparty and the posting of collateral, if any, by the counterparty to the fund to cover the fund’s exposure to the counterparty.

At July 31, 2024, accumulated net unrealized depreciation on investments was $3,402,890, consisting of $4,041,086 gross unrealized appreciation and $7,443,976 gross unrealized depreciation.

At July 31, 2024, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the SEC on Form N-CSR.